Long-term Investments Acquisition	12 Months Ended
Dec. 31, 2014
Long-term Investments and Acquisition
Long-term Investments and Acquisition

5. Long-term Investments and Acquisition

Long-term investments comprised of investments in privately held and publicly traded companies. The following sets forth the changes in the Group’s long-term investments:

	Cost Method	Equity Method	Available-for-Sale Securities	Total
	(In thousands)
Balance at January 1, 2012	$—	$4,905	$—	$4,905
Loss from long-term investments	—	(1,340)	—	(1,340)

Balance at December 31, 2012	$—	$3,565	$—	$3,565
Loss from long-term investments	—	(1,236)	—	(1,236)
Investments made	5,500	4,635	—	10,135
Remeasurement gain upon obtaining control	—	3,116	—	3,116
Transfer from long-term investments to a wholly owned subsidiary	—	(10,080)	—	(10,080)

Balance at December 31, 2013	$5,500	$—	$—	$5,500
Investments made	26,670	—	15,096	41,766
Unrealized loss	—	—	(2,067)	(2,067)

Balance at December 31, 2014	$32,170	$—	$13,029	$45,199

Investments in marketable securities are held as available-for-sale and reported at fair value, which totaled nil and $13.0 million as of December, 2013 and 2014, respectively. The Group reviews its available-for-sale investment regularly and determine if an investment is other-than-temporarily impaired due to changes in quoted market price or other impairment indicators. As of December 31, 2014, no impairment indicators were noted on the Group’s long-term investments.

In May 2013, SINA acquired the remaining 45% equity interest in Weibo Interactive, an online-game platform company that it had accounted for under the equity method of accounting, for a consideration of $4.6 million. In accordance with ASC805 regarding a business combination achieved in stages, SINA’s previously held 55% equity interest were remeasured to fair value at the date of acquisition using the discounted cash flow method, which resulted in a $3.1 million remeasurement gain upon obtaining control. SINA hired an independent valuation firm to assist management in valuing its previously held equity interest in Weibo Interactive as of the acquisition date. SINA began to consolidate Weibo Interactive’s financial statements from June 1, 2013. Goodwill arising from this transaction primarily represents the expected synergies from combining the complementary operations of Weibo Interactive with the Group. Total identifiable intangible assets acquired upon acquisition mainly included a customer list of $2.1 million, game platform technology of $1.0 million and non-compete agreement of $0.5 million, with an estimated average weighted useful life between two to five years.

Consideration for Weibo Interactive was allocated on the acquisition date based on their fair value of the assets acquired and the liabilities assumed as follows:

As of acquisition date
(In thousands)
Cash consideration for the remaining 45% equity interest	$4,635
Fair value of previously held 55% equity interest	5,445

Total consideration	10,080

Tangible assets	98
Identifiable intangible assets acquired	3,560
Liabilities assumed	(1,095)
Goodwill	7,517

Total consideration	$10,080

In connection with the Reorganization, SINA transferred 100% equity interest in Weibo Interactive to the Group in December 2013 for a consideration of $10.1 million (Note 1). The amounts recognized in the Group’s financial statements reflected the transferred assets and liabilities at SINA’s historical cost for all periods presented as this is a transaction between entities under common control. The acquisition completed in May 2013 was not material to the Group’s combined and consolidated financial statements, and, therefore, pro forma disclosure is not required.

In October 2014, the Group acquired an 84% equity interest in Shanghai Gametree Information Technology Co. Ltd,. (“Gametree”), a game developer for a consideration of $3.1 million and began to consolidate its financial results since October 1, 2014. The Group hired an independent valuation firm to assist management in valuing the equity interest acquired by the Group. Goodwill arising from this transaction primarily represents the expected synergies from combining the operations of game developer with the Group, which are complementary to each other. Total identifiable intangible assets acquired upon acquisition were the existing game technology amounting to $1.7 million, which have an estimated useful life approximates 4.3 years. The impact of the game developer’s  financial results since the acquisition date included in the combined and consolidated financial statements of the Group was immaterial. The acquired business is also not material to the Group’s financial statements and, thus, a presentation of pro-forma financial information for the business combination is not required.

Consideration for the purchase was allocated on the acquisition date based on the fair value of the assets acquired and the liabilities assumed as follows:

As of acquisition date
(In thousands)
Cash consideration	$3,062
Non-controlling interests	292
Total consideration	3,354

Tangible assets	1,518
Identifiable intangible assets acquired	1,688
Liabilities assumed	(3,692)
Goodwill	3,840

Total consideration	$3,354

The following sets forth the changes in the Group’s goodwill by segment:

	Advertising & Marketing	Other	Total
	(In thousands)
Balance as of January 1, 2013	$—	$—	$—
Acquisition of Weibo Interactive	—	7,517	7,517
Balance as of December 31, 2013	$—	$7,517	$7,517
Acquisition of game developer	—	3,840	3,840
Others	—	295	295

Balance as of December 31, 2014	$—	$11,652	$11,652

As of December 31, 2014, the Group performed a qualitative analysis on the goodwill arising from the acquisition taking into consideration the events and circumstances listed in ASC350 Intangibles—Goodwill and Other, including consideration of macroeconomic factors, industry and market conditions, share price of the Group and overall financial performance, in addition to other entity-specific factors. Based on the assessment, the Group determined that it was not necessary to perform a quantitative goodwill impairment test and concluded that no impairment indicators on its goodwill were noted during the period presented.

As of December 31, 2014, the Group’s intangible assets totaling $3.5 million, mainly consisted of acquired intangible assets, including game-related platform technology, game-user base and customer contracts. The amortization expensed for the year ended December 31, 2013 and 2014 was $0.2 million and $1.2 million, respectively. As of December 31, 2014, estimated amortization expenses for future periods are expected to be as follows:

Year Ended December 31,	(In thousands)
2015	$1,498
2016	769
2017	688
2018	584
2019 and thereafter	—
Total expected amortization expense	$3,539